Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Commitments and contingencies [Abstract]
Commitments and contingencies
53.	Commitments and contingencies

(a)	Guarantees, acceptances and credit commitments as of December 31, 2017 and 2018 are as follows:

	2017		2018
Guarantees:
Guarantees outstanding	~~W~~	7,611,211	9,437,691
Contingent guarantees		3,259,613	3,985,532

		10,870,824	13,423,223

Commitments to extend credit:
Loan commitments in won		54,827,918	69,906,336
Loan commitments in foreign currency		18,992,984	19,967,297
ABS and ABCP commitments		2,035,543	2,083,522
Others		66,767,465	73,816,233

		142,623,910	165,773,388

Endorsed bills:
Secured endorsed bills		85,456	37,667
Unsecured endorsed bills		7,810,788	7,758,242

		7,896,244	7,795,909

Loans sold with recourse		2,099	2,099

	~~W~~	161,393,077	186,994,619

(b)	Legal contingencies

The Group’s pending lawsuits as a defendant for the year ended December 31, 2018 are as follows:

Case	Number of claim	Descriptions	Claim amount
Payment Guarantee	1	The plaintiff filed claims against the Group for guarantee deposit of receivable-backed ABL of KT ENS. The case are currently pending in its second appeal.	~~W~~	12,866

Compensation for a loss	1	According to the asset custody contract, the plaintiff is liable for damages caused by a fire in the property of the real estate investment company in which the Group is holding assets. In 2015 and 2017, the plaintiffs prevailed, but the first and second decisions were different.		6,893

Confirm deposit accounts	1	Hanwha Savings Bank, a party to the lender of Meat Loan, filed a lawsuit against all creditors to confirm deposit accounts for the sale of frozen meat. HYUN, which is proceeding civil litigation against the group’s individual owners, has been entrusted to proceed the confirm deposit accounts.		5,575

Others	152	Compensation for a loss claim, etc.		78,900

	155		~~W~~	104,234

As of December 31, 2018, the Group has recorded ~~W~~ 25,554 million and ~~W~~ 1,006 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation

(c)

The Group entered into an agreement with Asia Trust Co., Ltd. (60% of its total shares) to acquire remaining stake in the Group. In accordance with the agreement, the Group has the right to purchase shares held by the shareholders of Asia Trust Co., Ltd. In response, the shareholders of Asia Trust Co., Ltd. have the right to demand to purchase the shares of the Group.